Loans Payable (Tables)	12 Months Ended
Mar. 31, 2025
Debt Disclosure [Abstract]
Schedule of loans payable [Table Text Block]
Balance, March 31, 2023	$13,078
Interest	397
Foreign exchange movement	(283)
Balance, March 31, 2024	13,192

Interest	414
Repayment	(1,343)
Foreign exchange movement	733
Balance, March 31, 2025	12,992

Less: Current portion	(2,792)
Non-Current portion	$10,200